Debt (Additional Information) (Details) - USD ($)																12 Months Ended
	Jan. 21, 2025	Jan. 02, 2025	Dec. 21, 2024	Oct. 08, 2024	Sep. 23, 2024	Sep. 17, 2024	Jul. 16, 2024	Jun. 30, 2024	Jun. 11, 2024	Sep. 30, 2023	Sep. 21, 2023	Jul. 01, 2023	Jun. 27, 2023	Apr. 30, 2023	Mar. 21, 2023	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2024	Sep. 20, 2024	Jun. 18, 2024	Feb. 29, 2024	Oct. 11, 2023	Sep. 25, 2023
Debt Instrument [Line Items]
Principle amount of issued debt														$ 25,000,000
Loan									$ 100,000,000
Non-Refundable Deposit Amount									$ 10,000,000
Warrant Exercise Price							$ 1.2		$ 1.2
Commitment Amount									$ 85,000,000
Company Receives The FSF Deposit Period									70 days
Repurchase of warrants																		$ 300,000	$ 0
Common Warrants Purchase																		250,000
Endeavor for Liquidated Damages																		$ 20,000,000
Repayment of debt prinnciple installment																		64,200,000	$ 5,000,000
Net cash proceeds for direct offering																		$ 7,000,000
Servicing Liability, Fair Value, Change in Fair Value, Other, Statement of Income or Comprehensive Income [Extensible Enumeration]																		Operating Costs and Expenses
Fair Value of the Fee Warrant																		$ 300,000
Debt Instrument Redemption																		The Company had the right, but not the obligation, in its sole discretion, to redeem, upon five business days’ prior written notice to Yorkville (the “Redemption Notice”), all or any portion of the amounts outstanding under the Convertible Debentures; provided that the trading price of the Common Stock is less than the Conversion Price at the time of the Redemption Notice. The redemption amount shall be equal to the outstanding principal balance being redeemed by the Company, plus the redemption premium of 10% of the principal amount being redeemed, plus all accrued and unpaid interest in respect of such redeemed principal amount.
Common stock, shares issued									3,250,000									243,312,885	160,084,250			3,250,000			474,683
Payments of debt issuance costs																		$ 4,172,000	$ 380,000
Subsequent Event [Member]
Debt Instrument [Line Items]
Amortization payment		$ 1,100,000
Repayment of debt prinnciple installment																$ 19,500,000	$ 47,700,000
Maximum [Member]
Debt Instrument [Line Items]
Conversion Price																								$ 2
Debt conversion price																								2
Minimum [Member]
Debt Instrument [Line Items]
Conversion Price																								0.5
Debt conversion price																								$ 0.5
Oramed Note [Member]
Debt Instrument [Line Items]
Principle amount of issued debt								$ 10,000,000		$ 101,900,000
Repayment of debt prinnciple installment			$ 15,000,000
Net cash proceeds for direct offering																		9,578,835
Estimated fair value																		$ 12,200,000	104,100,000
Debt maturity date				Sep. 23, 2024
Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Principle amount of issued debt															$ 25,000,000
Conversion Price															$ 8
Debt instrument, description																		The Yorkville SPA provided that the Convertible Debentures would be issued and sold at a purchase price equal to 96% of the applicable principal amount in three tranches as follows: (i) $10.0 million upon the signing of the Yorkville SPA, which was funded on March 21, 2023; (ii) $7.5 million upon the filing of a registration statement on Form S-1 with the SEC to register the resale by Yorkville of any shares of Common Stock issuable upon conversion of the Convertible Debentures under the Securities Act of 1933, as amended (the “Securities Act”), which was funded on April 11, 2023; and (iii) $7.5 million at the time such registration statement was declared effective by the SEC, which was funded on April 20, 2023.
Debt instrument, interest rate															7.00%
Debt maturity date															Dec. 21, 2023			Mar. 15, 2024
Debt conversion price															$ 8
Debt Instrument Principal Amount, Percentage															5.00%
Debt payment terms																		The Company had the option to repay either (i) in cash, with premium equal to 5% in respect of the principal amount of such payment, or (ii) by submitting a notice for an advance under the A&R Yorkville Purchase Agreement, or a series of advances thereunder, or any combination of (i) or (ii) as determined by the Company. In the case of (ii), the proceeds from the shares sold to Yorkville are applied against the outstanding amounts.
Convertible Debentures Issued Percent															96.00%
Redemption Premium																		10.00%
Securities Purchase Agreement [Member] | First installment [Member]
Debt Instrument [Line Items]
Repayment of debt prinnciple installment											$ 5,000,000
Securities Purchase Agreement [Member] | Second Installment [Member]
Debt Instrument [Line Items]
Repayment of debt prinnciple installment											15,000,000
Securities Purchase Agreement [Member] | Third Installment [Member]
Debt Instrument [Line Items]
Repayment of debt prinnciple installment											20,000,000
Securities Purchase Agreement [Member] | Oramed Note [Member]
Debt Instrument [Line Items]
Principle amount of issued debt											101,900,000
Debt instrument, description																		Interest under the Oramed Note accrues at a fluctuating per annum interest rate equal to the sum of (1) the greater of (x) 4% and (y) Term SOFR (as defined in the Oramed Note) and (2) 8.5%, payable in-kind on a monthly basis. Pursuant to the Oramed Note, since the outstanding principal of the Oramed Note was not repaid in full on or prior to March 21, 2024, an exit fee of approximately $3.1 million has been earned with respect to the Oramed Note, which shall be due and payable on the date the outstanding principal amount of the Oramed Note is paid in full. Upon the occurrence and during the continuance of an event of default under the Oramed Note, holders of more than 50% of the aggregate unpaid principal amount of the Oramed Notes may elect to accrue interest at a default rate equal to the lesser of (i) Term SOFR plus 15% or (ii) the maximum rate permitted under applicable law. Voluntary prepayments made before the one-year anniversary of the closing date of the Scilex-Oramed SPA must include a make-whole amount equal to 50% of the additional interest that would accrue on the principal amount so prepaid from the date of such prepayment through and including the maturity date. If the Oramed Note is accelerated upon an event of default, repayment is required at a mandatory default rate of 125% of the principal amount (together with 100% of accrued and unpaid interest thereon and all other amounts due in respect of the Oramed Note). The Oramed Note contains mandatory prepayment provisions requiring use of 70% of net cash proceeds from any Cash Sweep Financing (as defined in the Oramed Note) or advances under the ELOCs (as defined in the Oramed Note) to prepay the outstanding principal after the earlier of April 1, 2024 or full repayment of Acceptable Indebtedness (as defined in the Oramed Note). Following each of the April 2024 RDO (as defined below and as described under Note 9), the receipt of the FSF Deposit (as described below) and the sale of shares of Common Stock pursuant to the ATM Sales Agreement, the Company made a mandatory prepayment of $9,578,835, $7,000,000 and $1,760,796, respectively, to Oramed, which equals 70% of the net cash proceeds the Company received from the April 2024 RDO, the FSF Deposit and sale of shares of Common Stock pursuant to the ATM Sales Agreement. Given such payment was not a voluntary prepayment, such prepayment did not trigger the make-whole amount under the Oramed Note.
Estimated fair value																		$ 12,200,000
Debt Repayment Exit Fee											$ 3,100,000
Debt instrument, interest rate											4.00%
Debt maturity date											Mar. 21, 2025
Debt instrument, owned, percentage											50.00%
Debt instrument, default interest rate											15.00%
Debt instrument, percentage of interest accrued on principal amount											50.00%
Debt repayment, percentage of mandatory default rate of principal amount											125.00%
Debt repayment, percentage of mandatory default rate of accrued and unpaid interest											100.00%
Percentage of usage of cash proceeds from cash sweep financing											70.00%
Securities Purchase Agreement [Member] | Oramed Note [Member] | Monthly Basis [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate											8.50%
Securities Purchase Agreement [Member] | Oramed Note [Member] | First installment [Member]
Debt Instrument [Line Items]
Debt maturity date											Mar. 21, 2025
Securities Purchase Agreement [Member] | Oramed Note [Member] | Second Installment [Member]
Debt Instrument [Line Items]
Debt maturity date											Dec. 21, 2023
Securities Purchase Agreement [Member] | Oramed Note [Member] | Third Installment [Member]
Debt Instrument [Line Items]
Debt maturity date											Mar. 21, 2024
Securities Purchase Agreement [Member] | Oramed Note [Member] | Fourth Installment [Member]
Debt Instrument [Line Items]
Debt maturity date											Jun. 21, 2024
Securities Purchase Agreement [Member] | Oramed Note [Member] | Five Installment [Member]
Debt Instrument [Line Items]
Debt maturity date											Sep. 21, 2024
Securities Purchase Agreement [Member] | Oramed Note [Member] | Six Installment [Member]
Debt Instrument [Line Items]
Debt maturity date											Dec. 21, 2024
Satisfaction Agreement [Member]
Debt Instrument [Line Items]
Related Party Transaction, Amounts of Transaction						$ 13,200,000												13,200,000
Tranche One | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Principle amount of issued debt															$ 10,000,000
Tranche Two | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Principle amount of issued debt															7,500,000
Tranche Three | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Principle amount of issued debt															$ 7,500,000
Tranche B Notes
Debt Instrument [Line Items]
Common stock, shares issued				2,197,802																3,669,724
A&R Yorkville Purchase Agreement
Debt Instrument [Line Items]
Principle amount of issued debt														15,000,000
Net cash proceeds														$ 14,400,000
Convertible Debentures Repaid																		$ 4,400,000
Common Stock at a conversion price																		$ 8
Outstanding debt instrument																		$ 7,700,000
Change in fair value																		35,000	$ 700,000
Outstanding principal amount																		$ 5,000,000
Common stock, shares issued																		632,431
ATM Sales Agreement
Debt Instrument [Line Items]
Net cash proceeds for direct offering																		$ 1,760,796
Common stock, shares issued																		2,764,187	0
Oramed Letter Agreement | Oramed Note [Member]
Debt Instrument [Line Items]
Date of Maturity Start																		Sep. 23, 2024
Maturity Date End																		Sep. 30, 2024
Payment to Oramed																					$ 2,000,000
Repurchase of warrants					$ 300,000
Common Warrants Purchase					4,000,000
Amortization payment					$ 1,700,000
Debt maturity date					Mar. 21, 2025
Oramed Letter Agreement | Oramed Note [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Date of Maturity Start	Mar. 21, 2025
Maturity Date End	Dec. 31, 2025
Oramed Letter Agreement | Oramed Note [Member] | Maximum [Member]
Debt Instrument [Line Items]
Amortization payment																		$ 20,000,000
Oramed Letter Agreement | Oramed Note [Member] | Minimum [Member]
Debt Instrument [Line Items]
Amortization payment																		0
Rodman & Renshaw LLC [Member]
Debt Instrument [Line Items]
Common Warrants Purchase																							5,882,353
Scilex Pharma [Member] | Royalty Purchase Agreement [Member]
Debt Instrument [Line Items]
Federal funds purchased, average rate paid				8.00%
Initial Closing [Member]
Debt Instrument [Line Items]
Non-Refundable Deposit Amount									$ 85,000,000
Company receives the FSF Deposit									$ 15,000,000
Common Warrants Purchase									24,375,000
Second Closing [Member]
Debt Instrument [Line Items]
Common Warrants Purchase									4,875,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Principle amount of issued debt																		$ 75,000,000
Termination fees																		0.50%
Facility cap maximum													95.00%
Facility cap minimum													85.00%
Outstanding debt instrument													$ 250,000
Cash on hand																		$ 1,000,000
Outstanding principal amount																			$ 17,000,000
Accounts receivable revolving loan facility in an aggregate amount											$ 30,000,000		$ 30,000,000
Line Of Credit Facility Interest Rate												1.50%
Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment				$ 12,500,000
Senior Secured Convertible Notes [Member] | October Common Warrants [Member]
Debt Instrument [Line Items]
Warrants exercised price				$ 1.09
Warrant, exercise price, decrease				1.04
Senior Secured Convertible Notes [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Conversion Price				1.09
Decrease in common stock at a conversion price				$ 1.04
Proceeds received from purchase agreement				$ 50,000,000
Loss in changes in fair value																		2,600,000
Debt conversion price				$ 1.09
Purchase price for the purchased receivables				$ 5,000,000
Senior Secured Convertible Notes [Member] | Investor Agreement [Member] | October Common Warrants [Member]
Debt Instrument [Line Items]
Common stock, shares issued				3,750,000
Senior Secured Convertible Notes [Member] | Royalty Purchase Agreement [Member]
Debt Instrument [Line Items]
Purchased Revenue Liability																		6,800,000
Payments of debt issuance costs																		$ 200,000
Senior Secured Convertible Notes [Member] | Common Stock [Member] | Securities Purchase Agreement [Member] | October Common Warrants [Member]
Debt Instrument [Line Items]
Aggregate purchase of private placement warrants (in Shares)				7,500,000
Senior Secured Convertible Notes [Member] | Common Stock [Member] | Investor Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument Repurchased Face Amount				$ 22,500,000
Senior Secured Convertible Notes [Member] | Oramed [Member] | Securities Purchase Agreement [Member] | Principal Balance [Member]
Debt Instrument [Line Items]
Reduction of the principal balance				$ 22,500,000
Senior Secured Convertible Notes [Member] | Oramed [Member] | Investor Agreement [Member] | October Common Warrants [Member]
Debt Instrument [Line Items]
Common stock, shares issued				3,750,000
Senior Secured Convertible Notes [Member] | Oramed [Member] | Royalty Purchase Agreement [Member]
Debt Instrument [Line Items]
Amount paid for purchased receivables				$ 2,500,000
Amount extinguished and reduced				2,500,000
Senior Secured Convertible Notes [Member] | Scilex Pharma [Member] | Royalty Purchase Agreement [Member]
Debt Instrument [Line Items]
Purchase price for the purchased receivables				5,000,000
PaidToRoyaltyInvestors				$ 2,500,000